Letterhead of Kane Kessler, P.C.
1350 Avenue of the Americas, 26th Floor
New York, New York 10019

                        May 25, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549
Attention: Peggy A. Fisher—Assistant Director

  Re:
  Langer, Inc.
  Amendment No. 6 to Registration Statement on Form S-1
  File No. 333-120718

Dear Ms. Fisher:

We hereby submit in electronic format to the Securities and Exchange Commission (the "Commission"), pursuant to the Securities Act of 1933, as amended, and Regulation S-T, Amendment No. 6 to the Registration Statement on Form S-1 of Langer, Inc.

Please feel free to contact me at (212) 519-5115, with any questions regarding the foregoing.

Very truly yours,
Steven E. Cohen